Warrant Liability (Details) - Schedule of warrants $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Shares (in Shares) | shares	17,250,000
Exercise Price	$ 11.5
Redemption Price	$ 18
Initial Fair Value (in Dollars) | $	$ 42,435
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Shares (in Shares) | shares	10,150,000
Exercise Price	$ 11.5
Redemption Price	$ 0
Initial Fair Value (in Dollars) | $	$ 31,973